UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-07168)

Hennessy Funds Trust
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2012

Date of reporting period:  July 31, 2012

Item 1. Schedule of Investments.

Hennessy Cornerstone Large Growth Fund
Schedule of Investments
July 31, 2012 (Unaudited)

	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 97.50%
Consumer Discretionary - 26.74%
Advance Auto Parts, Inc.	22,400	$1,571,360	2.11%
AMC Networks, Inc. (a)	10,925	473,708	0.64%
Apollo Group, Inc. (a)	36,900	1,003,680	1.35%
Autoliv, Inc.	20,000	1,131,400	1.52%
Best Buy Co., Inc.	50,700	917,163	1.23%
Cablevision Systems Corp.	32,800	503,152	0.68%
DIRECTV (a)	31,200	1,549,392	2.08%
Dish Network Corp.	52,600	1,617,976	2.18%
Limited Brands, Inc.	36,800	1,749,840	2.35%
Mattel, Inc.	58,300	2,050,411	2.76%
Nordstrom, Inc.	31,700	1,716,238	2.31%
The Gap, Inc.	67,500	1,990,575	2.68%
TJX Companies, Inc.	57,800	2,559,384	3.44%
TRW Automotive Holdings Corp. (a)	26,700	1,049,310	1.41%
		19,883,589	26.74%
Consumer Staples - 13.26%
Campbell Soup Co.	45,800	1,516,438	2.04%
General Mills, Inc.	39,800	1,540,260	2.07%
Kimberly Clark Corp.	22,900	1,990,239	2.68%
Sysco Corp.	49,500	1,454,805	1.96%
Walgreen Co.	35,000	1,272,600	1.71%
Wal-Mart Stores, Inc.	28,000	2,084,040	2.80%
		9,858,382	13.26%
Energy - 7.66%
Chevron Corp.	15,100	1,654,658	2.22%
Cimarex Energy Co.	16,700	946,723	1.27%
Diamond Offshore Drilling, Inc.	22,100	1,445,782	1.95%
Exxon Mobil Corp.	19,000	1,650,150	2.22%
		5,697,313	7.66%
Financials - 1.91%
The Progressive Corp.	72,100	1,423,254	1.91%
Health Care - 16.06%
Aetna, Inc.	36,100	1,301,766	1.75%
CIGNA Corp.	32,300	1,301,044	1.75%
Eli Lilly & Co.	40,300	1,774,409	2.39%
Forest Laboratories, Inc. (a)	45,900	1,539,945	2.07%
Gilead Sciences, Inc. (a)	37,800	2,053,674	2.76%
HCA Holdings, Inc.	44,700	1,183,656	1.59%
Humana, Inc.	19,700	1,213,520	1.63%
UnitedHealth Group, Inc.	30,800	1,573,572	2.12%
		11,941,586	16.06%
Industrials - 9.77%
General Dynamics Corp.	20,600	1,306,864	1.76%
Lockheed Martin Corp.	19,400	1,731,838	2.33%
Raytheon Co.	31,300	1,736,524	2.33%
The Boeing Co.	19,500	1,441,245	1.94%
The Timken Co.	29,100	1,053,420	1.41%
		7,269,891	9.77%
Information Technology - 15.89%
Applied Materials, Inc.	103,400	1,126,026	1.52%
Dell, Inc. (a)	92,200	1,095,336	1.47%
Harris Corp.	31,500	1,311,975	1.76%
Hewlett-Packard Co.	37,600	685,824	0.92%
Intel Corp.	65,900	1,693,630	2.28%
International Business Machines Corp.	9,100	1,783,418	2.40%
LAM Research Corp. (a)	32,600	1,121,766	1.51%
Microsoft Corp.	60,800	1,791,776	2.41%
Texas Instruments, Inc.	44,200	1,204,008	1.62%
		11,813,759	15.89%
Materials - 6.21%
Cliffs Natural Resources Inc.	18,000	736,020	0.99%

Eastman Chemical Co.	29,100	1,521,348	2.04%
Freeport-McMoRan Copper & Gold, Inc.	32,000	1,077,440	1.45%
Newmont Mining Corp.	28,900	1,285,183	1.73%
		4,619,991	6.21%
TOTAL COMMON STOCKS (Cost $71,542,391)		72,507,765	97.50%

SHORT-TERM INVESTMENTS - 2.51%
Money Market Funds - 2.51%
Fidelity Government Portfolio - Institutional Class, 0.0100% (b)	1,869,664	1,869,664	2.51%
TOTAL MONEY MARKET FUNDS (Cost $1,869,664)		1,869,664	2.51%
TOTAL SHORT-TERM INVESTMENTS (Cost $1,869,664)		1,869,664	2.51%

Total Investments (Cost $73,412,055) - 100.01%		74,377,429	100.01%
Liabilities in Excess of Other Assets - (0.01)%		(10,746)	(0.01)%
TOTAL NET ASSETS - 100.00%		$74,366,683	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate listed is the fund’s 7-day yield as of July 31, 2012.

Cost of investments	$73,412,055
Gross unrealized appreciation	10,635,085
Gross unrealized depreciation	(9,669,711)
Net unrealized appreciation	$965,374

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous  fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements  section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2012
The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for  measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair  value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active;  and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are  those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary  substantially over time or among brokered market makers.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participant’s would use to price the asset or liability based on the best  available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on  a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds,  closed-end mutual funds and real estate investment trust, which are traded on a securities exchange for which a last-quoted sales price is readily  available will be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on the  Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported.   Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid  and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the  fair value hierarchy.

The Board of Directors/Trustees of the Funds has adopted fair value pricing procedures that are followed when a price for a security is not readily  available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.   Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration  in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news  events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions  in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.  Depending on the relative significance of the.  valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy

Mutual Funds – Investments in mutual funds are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds  and will be classified as Level 1 securities.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using prices furnished  by a pricing service.  U.S. government securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used  and market activity levels for specific securities.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt  investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity,  if their original term to maturity exceeded 60 days.  Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the  inputs used and market activity levels for specific securities.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.   Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not an indication  of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s net assets as of July 31, 2012:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$19,883,589	$-	$-	$19,883,589
Consumer Staples	9,858,382	-	-	9,858,382
Energy	5,697,313	-	-	5,697,313
Financials	1,423,254	-	-	1,423,254
Health Care	11,941,586	-	-	11,941,586
Industrials	7,269,891	-	-	7,269,891
Information Technology	11,813,759	-	-	11,813,759
Materials	4,619,991	-	-	4,619,991
Total Common Stock	$72,507,765	$-	$-	$72,507,765

Short-Term Investments
Money Market Funds	1,869,664	-	-	1,869,664
Total Short-Term Investments	$1,869,664	$-	$-	$1,869,664

Total Investments in Securities	$74,377,429	$-	$-	$74,377,429

Transfers between levels are recognized at July 31, 2012, the end of the reporting period. The Fund recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the period ended July 31, 2012.

Hennessy Select Large Value Fund
Schedule of Investments
July 31, 2012 (Unaudited)

	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 99.04%
Consumer Discretionary - 7.94%
CBS Corp.	52,610	$1,760,331	1.42%
Comcast Corp.	85,900	2,796,045	2.25%
Ford Motor Co.	77,120	712,589	0.57%
Macy’s, Inc.	25,855	926,643	0.75%
Pulte Homes, Inc. (a)	52,830	596,979	0.48%
Target Corp.	30,225	1,833,146	1.48%
The Home Depot, Inc.	23,425	1,222,317	0.99%
		9,848,050	7.94%
Consumer Staples - 6.40%
Altria Group, Inc.	51,285	1,844,721	1.49%
CVS Caremark Corp.	38,995	1,764,524	1.42%
Kraft Foods, Inc.	77,560	3,079,908	2.48%
Pepsico, Inc.	17,195	1,250,592	1.01%
		7,939,745	6.40%
Energy - 17.04%
Anadarko Petroleum Corp.	17,635	1,224,574	0.99%
Chevron Corp.	53,365	5,847,737	4.72%
ConocoPhillips	40,315	2,194,749	1.77%
Devon Energy Corp.	13,915	822,655	0.66%
Exxon Mobil Corp.	58,230	5,057,275	4.08%
Halliburton Co.	45,425	1,504,930	1.21%
Occidental Petroleum Corp.	25,430	2,213,173	1.78%
Oil States International, Inc. (a)	9,250	672,475	0.54%
Valero Energy Corp.	58,160	1,599,400	1.29%
		21,136,968	17.04%
Financials - 22.29%
Ace Ltd. (b)	24,160	1,775,760	1.43%
Affiliated Managers Group, Inc. (a)	10,275	1,146,587	0.93%
Allstate Corp.	41,965	1,439,400	1.16%
American International Group, Inc. (a)	13,790	431,213	0.35%
Ameriprise Financial, Inc.	12,120	626,846	0.51%
Apartment Investment & Management Co.	37,410	1,026,156	0.83%
Capital One Financial Corp.	27,110	1,531,444	1.23%
Citigroup, Inc.	69,325	1,880,787	1.52%
Digital Realty Trust, Inc.	2,000	156,140	0.13%
Invesco Ltd. (b)	57,630	1,275,352	1.03%
J.P. Morgan Chase & Co.	78,970	2,842,920	2.29%
Marsh & McLennan Companies, Inc.	51,165	1,699,190	1.37%
Metlife, Inc.	22,610	695,710	0.56%
Morgan Stanley	48,985	669,135	0.54%
PNC Financial Services Group, Inc.	38,415	2,270,327	1.83%
Prudential Financial, Inc.	6,480	312,854	0.25%
Simon Property Group, Inc.	12,518	2,009,014	1.62%
State Street Corp.	26,730	1,079,357	0.87%
Torchmark Corp.	23,775	1,182,806	0.95%
Wells Fargo & Co.	106,070	3,586,227	2.89%
		27,637,225	22.29%

Health Care - 11.12%
Abbott Labs	21,610	1,432,959	1.16%
Johnson & Johnson	55,530	3,843,786	3.10%
McKesson Corp.	15,590	1,414,481	1.14%
Medtronic, Inc.	35,445	1,397,242	1.13%
Merck & Co., Inc.	41,492	1,832,702	1.48%
Pfizer, Inc.	102,900	2,473,716	1.99%
UnitedHealth Group, Inc.	15,170	775,035	0.62%
Wellpoint, Inc.	11,690	622,960	0.50%
		13,792,881	11.12%
Industrials - 8.86%
Caterpillar, Inc.	9,445	795,363	0.64%
CSX Corp.	49,570	1,137,136	0.92%
General Electric Co.	211,935	4,397,651	3.55%
Honeywell International, Inc.	27,270	1,583,024	1.28%
KBR, Inc.	16,195	424,957	0.34%
Raytheon Co.	17,245	956,753	0.77%
The Boeing Co.	15,830	1,169,995	0.94%
Union Pacific Corp.	4,240	519,866	0.42%
		10,984,745	8.86%
Information Technology - 7.09%
Cisco Systems, Inc. (a)	156,535	2,496,733	2.01%
e-Bay, Inc. (a)	16,865	747,119	0.60%
Hewlett-Packard Co.	63,165	1,152,130	0.93%
Intel Corp.	54,155	1,391,784	1.12%
Jabil Circuit, Inc.	33,130	718,921	0.58%
Mastercard, Inc.	2,230	973,551	0.79%
Texas Instruments, Inc.	48,305	1,315,828	1.06%
		8,796,066	7.09%
Manufacturing - 2.97%
Air Products & Chemicals, Inc.	18,475	1,485,944	1.20%
EMC Corp. (a)	34,100	893,761	0.72%
Ingredion, Inc.	25,055	1,300,856	1.05%
		3,680,561	2.97%
Materials - 4.18%
FMC Corp.	29,610	1,619,667	1.31%
Freeport-McMoRan Copper & Gold, Inc.	38,230	1,287,204	1.04%
International Paper Co.	37,930	1,244,484	1.00%
Weyerhaeuser Co.	44,140	1,030,669	0.83%
		5,182,024	4.18%
Telecommunication Services - 3.88%
AT&T, Inc.	52,560	1,993,075	1.61%
CenturyLink, Inc.	37,807	1,570,503	1.26%
Verizon Communications, Inc.	27,715	1,251,055	1.01%
		4,814,633	3.88%
Utilities - 7.27%
Centerpoint Energy, Inc.	89,605	1,887,081	1.52%
Edison International	50,785	2,345,252	1.89%
Nextera Energy, Inc.	37,120	2,631,808	2.12%
Northeast Utilities	53,940	2,151,127	1.74%
		9,015,268	7.27%
TOTAL COMMON STOCKS (Cost $106,189,004)		122,828,166	99.04%

SHORT-TERM INVESTMENTS - 1.79%
Money Market Funds - 1.79%
Fidelity Government Portfolio - Institutional Class, 0.0100% (c)	2,215,581	2,215,581	1.79%
TOTAL MONEY MARKET FUNDS (Cost $2,215,581)		2,215,581	1.79%
TOTAL SHORT-TERM INVESTMENTS (Cost $2,215,581)		2,215,581	1.79%

Total Investments (Cost $108,404,585) - 100.83%		125,043,747	100.83%
Liabilities in Excess of Other Assets - (0.83)%		(1,024,040)	(0.83)%
TOTAL NET ASSETS - 100.00%		$124,019,707	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund’s 7-day yield as of July 31, 2012.

Cost of investments	$108,909,888
Gross unrealized appreciation	18,362,385
Gross unrealized depreciation	(2,228,526)
Net unrealized appreciation	$16,133,859

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous  fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements  section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2012
The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for  measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair  value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active;  and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are  those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary  substantially over time or among brokered market makers.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participant’s would use to price the asset or liability based on the best  available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on  a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds,  closed-end mutual funds and real estate investment trust, which are traded on a securities exchange for which a last-quoted sales price is readily  available will be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on the  Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported.   Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid  and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the  fair value hierarchy.

The Board of Directors/Trustees of the Funds has adopted fair value pricing procedures that are followed when a price for a security is not readily  available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.   Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration  in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news  events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions  in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.  Depending on the relative significance of the.  valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy

Mutual Funds – Investments in mutual funds are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds  and will be classified as Level 1 securities.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using prices furnished  by a pricing service.  U.S. government securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used  and market activity levels for specific securities.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt  investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity,  if their original term to maturity exceeded 60 days.  Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the  inputs used and market activity levels for specific securities.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.   Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not an indication  of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s net assets as of July 31, 2012:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$9,848,050	$-	$-	$9,848,050
Consumer Staples	7,939,745	-	-	7,939,745
Energy	21,136,968	-	-	21,136,968
Financials	27,637,225	-	-	27,637,225
Health Care	13,792,881	-	-	13,792,881
Industrials	10,984,745	-	-	10,984,745
Information Technology	8,796,066	-	-	8,796,066
Manufacturing	3,680,561	-	-	3,680,561
Materials	5,182,024	-	-	5,182,024
Telecommunication Services	4,814,633	-	-	4,814,633
Utilities	9,015,268	-	-	9,015,268
Total Common Stock	$122,828,166	$-	$-	$122,828,166

Short-Term Investments
Money Market Funds	2,215,581		-	2,215,581
Total Short-Term Investments	$2,215,581	$-	$-	$2,215,581

Total Investments in Securities	$125,043,747	$-	$-	$125,043,747

Transfers between levels are recognized at July 31, 2012, the end of the reporting period. The Fund recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the period ended July 31, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hennessy Funds Trust

By (Signature and Title)	/s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date	9/27/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date	9/27/12

By (Signature and Title)*	/s/ Teresa M. Nilsen
Teresa M. Nilsen, Principal Financial Officer

Date	9/27/12